Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

The Company has the following convertible notes payable as of June 30, 2018 and December 31, 2017:

Note	Note Date	Maturity Date	Interest Rate	Original Borrowing	Balance at June 30, 2018	Balance at December 31, 2017
					(Unaudited)
Note payable	April 3, 2016	April 4, 2018	12%	$600,000	$-	$680,268
Note payable	June and August 2017	February and March 2018	5%	$220,500	-	220,500
Note payable	Various	Various	5%	$320,000	-	320,000
Note payable	December 8, 2017	December 8, 2018	8%	$370,000	-	370,000
Note payable	December 13, 2017	September 20, 2018	8%	$105,000	-	105,000
Total notes payable					-	1,695,768
Debt discount					-	(675,453)

Total notes payable, net of debt discount					$-	$1,020,315

The Company has the following outstanding convertible notes payable as of December 31, 2017 and 2016:

Note	Note Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2017	Balance at December 31, 2016

Note payable (a)	April 3, 2016	April 4, 2018	12%	$600,000	$680,268	$680,268
Note payable (b)	June and August 2017	February and March 2018	5%	$220,500	220,500	-
Note payable (c)	Various	Various	5%	$320,000	320,000	-
Note payable (d)	December 8, 2017	December 8, 2018	8%	$370,000	370,000	-
Note payable (e)	December 13, 2017	September 20, 2018	8%	$105,000	105,000	-
Total notes payable					1,695,768	680,268
Debt discount					(675,453)	-

Total notes payable, net of debt discount					$1,020,315	$680,268

(a)	On April 3, 2016, the Company issued a convertible note payable to Oceanside, a third party-lender, in the amount of $680,268 to consolidate all notes payable and accrued interest due to Oceanside as of that date. This note superseded and replaced all previous notes and liabilities due to Oceanside from fiscals 2014 and 2015. The note is unsecured, bears interest at the rate of 12% per annum, compounded annually and matured on December 30, 2016. In consideration, the Company granted Oceanside the right to convert up to 30% of the amount of such note into shares of the Company’s common stock at $0.07 per share and issued 2,429,530 warrants to purchase share of common stock at $0.07 per share until April 4, 2019. The Company determined that the issuance of the warrants and the conversion feature that arose as part of the issuance of note, resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted amounted to $164,344, which was more than 10% of the original value of the convertible note. As a result, on April 3, 2016, Company recorded the fair value of the new note which approximates the original carrying value $680,268 and expensed the entire fair value of the warrants granted of $164,344 as part of loss on debt extinguishment.

On December 30, 2016, the Company entered into an extension agreement with Oceanside to extend the maturity date of the Note from December 30, 2016 to August 4, 2017. All other terms of the Note remain unchanged. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2017, the Company issued Oceanside 2,429,530 share purchase warrants, exercisable at $0.08 per share until December 29, 2019 with a fair value of $159,491. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $680,260 and expensed the entire fair value of the warrants granted of $159,491 as part of loss on debt extinguishment.

On August 4, 2017, the Company entered into an extension agreement with Oceanside to extend the maturity date of the Note to from August 4, 2017 to April 4, 2018. All other terms of the Note remain unchanged. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2018, the Company issued Oceanside 1,316,800 share purchase warrants, exercisable at $0.15 per share until August 3, 2022 with a fair value of $170,855. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $680,268 and expensed the entire fair value of the warrants granted of $170,855 as part of loss on debt extinguishment.

In March 2018, the note was satisfied through the issuance of 4,589,506 shares of common stock

(b)	In June and August of 2017, the Company issued unsecured convertible notes to Lucas Holdings in the amount of $220,500 in exchange cash of $200,000, original discount (OID) of $10,500 and prepaid interest of $10,000. The notes bear interest rate of 5% per annum, matures in February and March 2018, convertible to shares of common stock at a conversion price of $0.25 per share and $0.10 per share. As part of the issuance, the Company also issued warrants to purchase 330,000 shares of common stock at $0.30 per share and 50,000 shares of common stock with a fair value $12,500. As a result, the Company recorded a debt discount of $174,850 to account the OID and prepaid interest of $20,500 the relative fair value of the warrants of $40,180, the fair value of the common shares of $12,500 and the beneficial conversion feature of $101,670. The debt discount is being amortized to interest expense over the term of the note.

As of December 31, 2017, outstanding balance of the note amounted to $220,500 and unamortized debt discount of $40,247.

In March 2018, the entire notes were settled and converted to 1,543,000 shares of common stock.

(c)	On September 26, 2017, we entered into the Purchase Agreement, dated September 15, 2017, with Kodiak Capital Group, LLC (“Kodiak”). Under the Purchase Agreement, the Company may from time to time, in our discretion, sell shares of our common stock to Kodiak for aggregate gross proceeds of up to $2,000,000. Unless terminated earlier, Kodiak’s purchase commitment will automatically terminate on the earlier of the date on which Kodiak shall have purchased our shares pursuant to the Purchase Agreement for an aggregate purchase price of $2,000,000, or September 15, 2019. We have no obligation to sell any shares under the Purchase Agreement.

From September 2017 through November 2017, the Company issued three convertible notes payable totaling $320,000 in exchange for cash of $200,000, original issue discount (OID) of $20,000 and settlement of financing expenses of $100,000 incurred by Kodiak pursuant to the agreement. The notes are unsecured, maturities starting in March 2018 through June 2018 and bear interest at a rate of 5% per annum. The notes are also convertible to shares of common stock at price of $0.25 per share or 70% of 10-day VWAP prior to conversion, whichever is lower. As part of the issuances, the Company also granted Kodiak a five year, fully vested warrants to purchase 2,000,000 shares of common stock exercisable at $0.15 and $0.20 per share.

The Company determined that since the conversion floor of these notes had no limit to the conversion price, the Company could no longer determine if it had enough authorized shares to fulfil its conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of these three notes created a derivative with a fair value totaling $412,214 at the date of issuances. The Company accounted for the fair value of the derivative up to the face amount of the notes of $320,000 as a valuation discount to be amortized over the life of the note, and the excess of $92,214 being recorded as part of financing cost (see Note 8 further discussion). In addition, the Company also recorded the notes’ original issue discount totaling $20,000 and the $100,000 note payable issued to settle financing expenses related to Kodiak agreement as part of financing costs.

As of December 31, 2017, outstanding balance of the note amounted to $320,000, accrued interest of $3,281 and unamortized debt discount of $191,740.

(d)	On December 8, 2017, the Company issued unsecured convertible notes to EMA Financial and Auctus Fund totaling $370,000 in exchange for cash of $323,000 and an original issue discount of $47,000. The notes bear interest rate of 8% per annum and will mature on December 8, 2018. The notes are also convertible to common shares at a conversion price equal to the lower of: (i) the closing sale price of the Common Stock on the Principal Market on the Trading Day immediately preceding the Closing Date, and (ii) 70% of either the lowest sale price for the Common Stock on the Principal Market during the ten (10) consecutive Trading Days including and immediately preceding the Conversion Date, or the closing bid price.

The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $565,252 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $370,000 as a valuation discount to be amortized over the life of the note, and the excess of $195,252 being recorded as part of financing cost. See Note 8 for discussion of derivative liability. In addition, the Company also recorded the notes’ original issue discount of $47,000 as part of financing costs.

As part of the offering, the Company also granted EMA and Auctus a five-year warrant to acquire 2,400,000 shares of the Company’s common stock with an exercise price of $0.11 per share. A total of 1,200,000 of these warrants contained full ratchet reset provision in case a future offering at a price below $0.11 per share and included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder. As such, pursuant to current accounting guidelines, the Company determined that the warrant exercise price and fundamental transaction clause created a derivative with a fair value of $118,589 at the date of issuance. The Company accounted for the fair value of the derivative as part of finance cost. See Note 8 for discussion of derivative liability.

As of December 31, 2017, outstanding balance of the notes amounted to $370,000, accrued interest of $1,866 and unamortized debt discount of $343,636.

(e)

On December 14, 2017, the Company issued an unsecured convertible note to PowerUp Lending in the amount of $105,000 in exchange for cash of $90,000 or an original issue discount of $15,000. The note matures on September 20, 2018 and bears interest rate of 8% per annum. The note is convertible to common shares at a conversion price equal to the Variable Conversion Price, which is 70% multiplied by the Market Price. “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $160,426 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $105,000 as a valuation discount to be amortized over the life of the note, and the excess of $55,426 being recorded as part of financing cost. See Note 8 for discussion of derivative liability. In addition, the Company also recorded the note’s original issue discount of $15,000 as part of financing costs.

As of December 31, 2017, outstanding balance of the note amounted to $105,000, accrued interest of $414 and unamortized debt discount of $99,822.

During the year ended December 31, 2017, the Company amortized to interest expense a total of $294,397 related to the notes’ debt discount and accrued interest of $143,145 pursuant to the terms of the note agreement.